Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Income Tax [Abstract]
Summary of Reconciliation of Provision for Income Taxes Computed at Combined Canadian Federal and Provincial Statutory Rate to Provision for Income Taxes	A reconciliation of the provision for income taxes computed at the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the statements of comprehensive loss is as follows:

	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	($)	($)	($)
Net loss before income taxes	(4,335)	(9,385)	(32,889)
Canadian federal and provincial income tax rates	27%	27%	27%
Income tax recovery based on Canadian federal and provincial income tax rates	(1,170)	(2,534)	(8,880)

Reconciling items:
Difference in foreign tax rates	(67)	1,865	792
Change in deferred tax assets not recognized	338	(6,331)	1,319
Share-based compensation	744	631	758
Non-taxable dividends	—	—	(2)
Fair value change in warrant liability	—	—	(36)
Tax rate difference on fair value change in short-term investments	(24)	1	(2)
Permanent difference and others	(26)	394	(82)
	(205)	(5,974)	(6,133)

Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities were as follows:

	As at
	December 31, 2025	December 31, 2024
	($)	($)
Deferred tax assets and (liabilities):
Non-capital losses	7,909	8,187
Financing fees	3,478	2,175
Other deferred tax assets	632	928
Restricted interest and financing expenses	3,493	1,138

Royalties, streaming and other mineral interests	(134,018)	(132,009)
Convertible debentures	—	(4,242)
Other deferred tax liabilities	(336)	(222)
	(118,842)	(124,045)

Summary of Deductible Temporary Differences for Which No Deferred Tax Assets Recognized

At December 31, 2025, and 2024, deductible temporary differences for which no deferred tax assets are recognized are below:

	As at
	December 31, 2025	December 31, 2024
	($)	($)
Deducted temporary differences not recognized:
Non-capital losses	1,306	936
Capital losses	1,296	937
Short-term investments	(136)	333
Other deferred tax assets	100	471
	2,566	2,677